UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-3003
RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 12/31
Date of reporting period: 9/30

Portfolio of Investments
RiverSource Tax-Exempt Money Market Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Notes (89.8%)

		Amount
	Effective	payable at
Issuer (b,c)	yield	maturity		Value(a)
Alabama (4.3%)
Columbia Industrial Development Board
Refunding Revenue Bonds
Alabama Power Company Project
V.R.D.N. Series 1995E
10-01-22	0.35%	$3,800,000	(d)	$3,800,000

Alaska (4.3%)
City of Valdez
Refunding Revenue Bonds
Exxon Mobil Project
V.R.D.N. Series 2001
12-01-29	0.23	1,700,000	(d)	1,700,000
City of Valdez
Refunding Revenue Bonds
Exxon Pipeline Company Project
V.R.D.N. Series 1993B
12-01-33	0.24	2,100,000	(d)	2,100,000

Total				3,800,000

Arizona (3.9%)
Salt River Project Agriculture
C.P.
10-09-09	0.30	3,450,000		3,450,000

California (9.3%)
California Pollution Control Financing Authority
Refunding Revenue Bonds
Pacific Gas & Electric Company
V.R.D.N. Series 1996F (JP Morgan Chase & Co)
11-01-26	0.25	2,000,000	(d)	2,000,000
California State Department of Water Resources
Revenue Bonds
V.R.D.N. Series 2002B-3 (Bank of New York)
05-01-22	0.27	4,000,000	(d)	4,000,000
Los Angeles County Metropolitan Transportation Authority
Refunding Revenue Bonds
Proposition C
V.R.D.N. 2nd Sr Series 2009A-2 (JP Morgan Chase Bank)
07-01-23	0.25	2,135,000	(d)	2,135,000

Total				8,135,000

		Amount
	Effective	payable at
Issuer (b,c)	yield	maturity		Value(a)
Colorado (2.3%)
Colorado Educational & Cultural Facilities Authority
Revenue Bonds
Clyford Still Museum Project
V.R.D.N. Series 2008 (Wells Fargo Bank)
12-01-38	0.34	2,000,000	(d)	2,000,000

Connecticut (4.2%)
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Yale University
V.R.D.N. Series 2001V-2
07-01-36	0.22	1,800,000	(d)	1,800,000
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Yale University
V.R.D.N. Series 2005Y-2
07-01-35	0.22	800,000	(d)	800,000
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Yale University
V.R.D.N. Series 2005Y-3
07-01-35	0.23	1,090,000	(d)	1,090,000

Total				3,690,000

Illinois (1.5%)
Illinois Finance Authority
Refunding Revenue Bonds
Amoco Oil Company Project
V.R.D.N. Series 1994
11-01-12	0.28	300,000	(d)	300,000
Illinois International District
Refunding Revenue Bonds
V.R.D.N. Series 2003 (LaSalle Bank)
01-01-23	0.40	1,000,000	(d)	1,000,000

Total				1,300,000

Indiana (2.9%)
City of Hammond
Refunding Revenue Bonds
Amoco Oil Company Project
V.R.D.N. Series 1994
02-01-22	0.30	300,000	(d)	300,000
Purdue University
Revenue Bonds
Student Facilities Systems
V.R.D.N. Series 2004A
07-01-33	0.28	1,300,000	(d)	1,300,000
Purdue University
Revenue Bonds
Student Fees
V.R.D.N. Series 2005V
07-01-27	0.28	890,000	(d)	890,000

Total				2,490,000

Kentucky (5.0%)
City of Newport
Revenue Bonds
V.R.D.N Series 2002 (U.S. Bank)
04-01-32	0.32	1,900,000	(d)	1,900,000

		Amount
	Effective	payable at
Issuer (b,c)	yield	maturity		Value(a)
Kentucky Economic Development Finance Authority
Revenue Bonds
Baptist Healthcare System
V.R.D.N. Series 2009B-1 (JP Morgan Chase Bank)
08-15-38	0.30	2,500,000	(d)	2,500,000

Total				4,400,000

Maryland (3.4%)
Maryland Health & Higher Education
C.P.
10-01-09	0.27	3,000,000		3,000,000

Massachusetts (4.6%)
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Harvard University
V.R.D.N. Series 1999R
11-01-49	0.22	4,000,000	(d)	4,000,000

Michigan (4.3%)
University of Michigan
Refunding Revenue Bonds
University of Michigan Hospitals
V.R.D.N. Series 1992A
12-01-19	0.35	3,800,000	(d)	3,800,000

Minnesota (10.3%)
Center City
Revenue Bonds
Hazelden Foundation Project
V.R.D.N. Series 2005 (Bank of New York)
11-01-35	0.35	4,000,000	(d)	4,000,000
City of Arden Hills
Refunding Revenue Bonds
Presbyterian Homes
V.R.D.N. Series 1999A (U.S. Bank)
09-01-29	0.35	1,924,000	(d)	1,924,000
City of Arden Hills
Revenue Bonds
Presbyterian Homes
V.R.D.N. Series 1999B (U.S. Bank)
09-01-29	0.35	1,957,000	(d)	1,957,000
Southern Minnesota Municipal Power
C.P.
10-13-09	0.80	1,000,000		1,000,000

Total				8,881,000

Mississippi (3.1%)
County of Jackson
Refunding Revenue Bonds
Chevron USA Incorporated Project
V.R.D.N. Series 1993
06-01-23	0.35	2,700,000	(d)	2,700,000

		Amount
	Effective	payable at
Issuer (b,c)	yield	maturity		Value(a)
New Hampshire (4.6%)
New Hampshire Health & Education Facilities Authority
Revenue Bonds
Dartmouth College
V.R.D.N. Series 2007A (JP Morgan Chase Bank)
06-01-31	0.28	3,995,000	(d)	3,995,000

New Mexico (4.6%)
City of Farmington
Refunding Revenue Bonds
Arizona Public Service Company
V.R.D.N.Series 1994B (Barclays Bank)
09-01-24	0.32	4,000,000	(d)	4,000,000

Ohio (1.5%)
Kent State University
Revenue Bonds
V.R.D.N. Series 2009 (JP Morgan Chase Bank)
05-01-31	0.27	1,300,000	(d)	1,300,000

Rhode Island (1.1%)
Rhode Island Health & Educational Building Corporation
Revenue Bonds
Brown University
V.R.D.N. Series 2003B
09-01-43	0.30	200,000	(d)	200,000
Rhode Island Health & Educational Building Corporation
Revenue Bonds
Brown University
V.R.D.N. Series 2005A
05-01-35	0.35	800,000	(d)	800,000

Total				1,000,000

Tennessee (7.2%)
Clarksville Public Building Authority
Revenue Bonds
Pooled Financing
Tennessee Municipal Bond Fund
V.R.D.N. Series 2001 (Bank of America)
07-01-31	0.30	1,245,000	(d)	1,245,000
Clarksville Public Building Authority
Revenue Bonds
Pooled Financing
Tennessee Municipal Bond Fund
V.R.D.N. Series 2004 (Bank of America)
07-01-34	0.30	1,275,000	(d)	1,275,000
Montgomery County Public Building Authority
Revenue Bonds
Tennessee County Loan Pool
V.R.D.N. Series 2002 (Bank of America)
04-01-32	0.30	1,745,000	(d)	1,745,000
Montgomery County Public Building Authority
Revenue Bonds
Tennessee County Loan Pool
V.R.D.N. Series 2006 (Bank of America)
02-01-36	0.35	2,010,000	(d)	2,010,000

Total				6,275,000

		Amount
	Effective	payable at
Issuer (b,c)	yield	maturity		Value(a)
Texas (4.7%)
Port of Port Arthur Navigation District
Refunding Revenue Bonds
Texaco Incorporated Project
V.R.D.N. Series 1994
10-01-24	0.30	1,100,000	(d)	1,100,000
San Antonio Texas Electric & Gas
C.P.
10-01-09	0.30	3,000,000		3,000,000

Total				4,100,000

Wisconsin (2.7%)
Milwaukee Redevelopment Authority
Revenue Bonds
La Causa Incorporated Project
V.R.D.N. Series 2000 (U.S. Bank)
12-01-20	0.25	2,360,000	(d)	2,360,000

Total Municipal Notes (Cost: $78,476,000)				$78,476,000

U.S. Government Agencies (4.6%)

	Coupon	Principal
Issuer	rate	amount	Value(a)
District of Columbia
Federal Natl Mtge Assn Disc Nts
10-14-09	0.09%	$1,000,000	$999,964
11-18-09	0.12	3,000,000	2,999,520

Total			3,999,484

Total U.S. Government Agencies (Cost: $3,999,484)			$3,999,484

Money Market Fund (3.9%)

	Shares	Value(a)
JPMorgan Tax-Free Money Market Fund	3,393,184	$3,393,184

Total Money Market Fund (Cost: $3,393,184)		$3,393,184

Total Investments in Securities (Cost: $85,868,668)(e)		$85,868,668

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(c)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d)	Interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2009.

(e)	Also represents the cost of securities for federal income tax purposes at Sept. 30, 2009.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Short-Term Securities
U.S. Government Agencies	$—	$3,999,484	$—	$3,999,484
Municipal Notes	—	78,476,000	—	78,476,000

Total Short-Term Securities	—	82,475,484	—	82,475,484

Other
Affiliated Money Market Fund (a)	3,393,184	—	—	3,393,184

Total Other	3,393,184	—	—	3,393,184

Total	$3,393,184	$82,475,484	$—	$85,868,668

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

Item 2. Control and Procedures
Item 3. Exhibits
SIGNATURES
EX-99.CERT

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource Tax-Exempt Money Market Series, Inc.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan
President and Principal Executive Officer

Date November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan
President and Principal Executive Officer

Date November 25, 2009

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date November 25, 2009